UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY             February 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $248,371
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.  Form 13F File Number      Name

1.   28-10574                  Libra Associates, LLC
2.   28-10573                  Libra Fund, L.P.


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


                                                    FORM 13F INFORMATION TABLE
                                                         December 31, 2004



COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6      COLUMN 7    COLUMN 8

                                 TITLE                         VALUE   SHRS OR   SH/ PUT/ INVSTMNT       OTHER   VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL DISCRETN       MGRS  SOLE     SHARED  NONE
--------------                   --------        -----       --------  -------   ---- --- --------       ----  ----     ------  ----
WTS/AGNICO-EAGLE MINES
 LIMITED 19   11/7/07            WARRANTS       008474132       36        12,500 SH       Shared-Defined   1,2     12,500
ALLIANCE RESOURCE PARTNERS       COMMON STOCK   01877R108    1,021        13,794 SH       Shared-Defined   1,2     13,794
AMERICAN BANK NOTE HOLOGRAPH     COMMON STOCK   024377103    6,791     2,156,000 SH       Shared-Defined   1,2  2,156,000
APOLLO GOLD CORP                 COMMON STOCK   03761E102    2,244     2,647,400 SH       Shared-Defined   1,2  2,647,400
ARCHER-DANIELS-MIDLAND CO        COMMON STOCK   039483102    1,116        50,000 SH       Shared-Defined   1,2     50,000
BEVERLY ENTERPRISES INC          COMMON STOCK   087851309       96        10,500 SH       Shared-Defined   1,2     10,500
BMC SOFTWARE INC                 COMMON STOCK   055921100    3,387       182,100 SH       Shared-Defined   1,2    182,100
CAMBIOR INC                      COMMON STOCK   13201L103      299       112,000 SH       Shared-Defined   1,2    112,000
CAMECO CORP                      COMMON STOCK   13321L108    4,190       120,000 SH       Shared-Defined   1,2    120,000
CAPITAL ONE FINANCIAL CORP       COMMON STOCK   14040H105    1,786        21,203 SH       Shared-Defined   1,2     21,203
CENTRAL EUROPEAN MEDIA ENT-A     CL A NEW       g20045202    5,161       132,600 SH       Shared-Defined   1,2    132,600
CIT GROUP INC                    COMMON STOCK   125581108    7,794       170,100 SH       Shared-Defined   1,2    170,100
CLAUDE RESOURCES INC             COMMON STOCK   182873109       51        47,200 SH       Shared-Defined   1,2     47,200
COMSYS IT PARTNERS INC           COMMON STOCK   20581E104      420        42,020 SH       Shared-Defined   1,2     42,020
COTT CORPORATION                 COMMON STOCK   22163N106      247        10,000 SH       Shared-Defined   1,2     10,000
CRYSTALLEX INTL CORP             COMMON STOCK   22942F101    2,553       711,100 SH       Shared-Defined   1,2    711,100
DADE BEHRING HOLDINGS INC        COMMON STOCK   23342J206    6,154       109,900 SH       Shared-Defined   1,2    109,900
DATAWATCH CORP                   COMMON STOCK   237917208       85        16,000 SH       Shared-Defined   1,2     16,000
DECODE GENETICS INC              COMMON STOCK   243586104    1,083       138,700 SH       Shared-Defined   1,2    138,700
DESERT SUN MINING CORP           COMMON STOCK   25043V107    3,125     1,894,000 SH       Shared-Defined   1,2  1,894,000
DUN & BRADSTREET CORP            COMMON STOCK   26483E100   22,243       372,900 SH       Shared-Defined   1,2    372,900
ELDORADO GOLD CORPORATION        COMMON STOCK   284902103      755       256,000 SH       Shared-Defined   1,2    256,000
GAMMON LAKE RESOURCES INC        COMMON STOCK   364915108   10,458     1,958,100 SH       Shared-Defined   1,2  1,958,100
GOLD RESERVE INC                 COMMON STOCK   38068N108    1,775       400,800 SH       Shared-Defined   1,2    400,800
HARMONY GOLD MNG-SPON ADR        Sponsored ADR  413216300    1,563       168,600 SH       Shared-Defined   1,2    168,600
HEARTLAND PARTNERS LP  -CL A     COMMON STOCK   422357103      395        97,200 SH       Shared-Defined   1,2     97,200
HIGHLAND HOSPITALITY CORP        COMMON STOCK   430141101   11,240     1,000,000 SH       Shared-Defined   1,2  1,000,000
INDIA FUND INC                   COMMON STOCK   454089103    7,696       259,633 SH       Shared-Defined   1,2    259,633
SEABULK INTERNATIONAL INC        COMMON STOCK   81169p101      298        25,000 SH       Shared-Defined   1,2     25,000
IMPERIAL SUGAR CO                COMMON STOCK   453096208    1,378        72,327 SH       Shared-Defined   1,2     72,327
JAKKS PACIFIC INC                COMMON STOCK   47012E106      745        33,700 SH       Shared-Defined   1,2     33,700
KINROSS GOLD CORP                COMMON STOCK   496902404    1,837       260,900 SH       Shared-Defined   1,2    260,900
KOREA FUND                       COMMON STOCK   500634100    2,560       106,400 SH       Shared-Defined   1,2    106,400
MILLENNIUM CELL INC              COMMON STOCK   60038B105      114        88,980 SH       Shared-Defined   1,2     88,980
MOBILE TELESYSTEMS-SP ADR        Sponsored ADR  607409109   21,119       152,474 SH       Shared-Defined   1,2    152,474
MORGAN STANLEY INDIA INVEST      COMMON STOCK   61745C105    1,337        43,200 SH       Shared-Defined   1,2     43,200
NEWMONT MINING CORP              COMMON STOCK   651639106    2,136        48,100 SH       Shared-Defined   1,2     48,100
NORTHERN ORION RESOURCES INC     COMMON STOCK   665575106   14,980     5,147,730 SH       Shared-Defined   1,2  5,147,730
OREZONE RESOURCES INC            COMMON STOCK   685921108      731       580,000 SH       Shared-Defined   1,2    580,000
PLACER DOME INC                  COMMON STOCK   725906101    2,394       126,910 SH       Shared-Defined   1,2    126,910
PROVIDENT ENERGY TRUST-UTS       COMMON STOCK   74386K104    3,483       367,346 SH       Shared-Defined   1,2    367,346
QUEENSTAKE RESOURCES LTD         COMMON STOCK   748314101      803     2,007,000 SH       Shared-Defined   1,2  2,007,000
RIO NARCEA GOLD MINES LTD        COMMON STOCK   766909105    4,665     2,055,000 SH       Shared-Defined   1,2  2,055,000
SHARPER IMAGE CORP               COMMON STOCK   820013100      956        50,698 SH       Shared-Defined   1,2     50,698
TELEPHONE AND DATA SYSTEMS       COMMON STOCK   879433100    1,731        22,500 SH       Shared-Defined   1,2     22,500
TEMPLETON RUSSIA & EAST EURO     COMMON STOCK   88022F105    2,437        60,400 SH       Shared-Defined   1,2     60,400
TESCO CORP                       COMMON STOCK   88157K101    4,417       408,150 SH       Shared-Defined   1,2    408,150
TRANSALTA CORP                   COMMON STOCK   89346D107    5,498       365,900 SH       Shared-Defined   1,2    365,900
UNITEDGLOBALCOM INC -CL A        CL A           913247508    2,062       213,472 SH       Shared-Defined   1,2    213,472
VIMPELCOM-SP ADR                 Sponsored ADR  68370R109   15,590       431,370 SH       Shared-Defined   1,2    431,370
WASHINGTON GROUP INTL INC        COMMON STOCK   938862208   19,309       468,100 SH       Shared-Defined   1,2    468,100
WASTE SERVICES INC               COMMON STOCK   941075103      919       251,872 SH       Shared-Defined   1,2    251,872
WESTAIM CORP                     COMMON STOCK   956909105   10,678     4,199,753 SH       Shared-Defined   1,2  4,199,753
WESTERN SILVER CORP              COMMON STOCK   959531104    3,098       342,600 SH       Shared-Defined   1,2    342,600
WTS/WHEATON RIVER MINERALS LTD
     1.65 05/30/07               WARRANTS       962902144    5,846     2,982,925 SH       Shared-Defined   1,2  2,982,925
WHEATON RIVER MINERALS LTD       COMMON STOCK   962902102    7,743     2,374,900 SH       Shared-Defined   1,2  2,374,900
WTS/WHEATON RIVER MINERALS LTD
     1.65 05/30/07               WARRANTS       962902177    1,051       567,775 SH       Shared-Defined   1,2    567,775
YAMANA GOLD INC                  COMMON STOCK   98462Y100    3,197     1,066,700 SH       Shared-Defined   1,2  1,066,700
ZENITH NATIONAL INSURANCE CP     COMMON STOCK   989390109    1,495        30,000 SH       Shared-Defined   1,2     30,000
                                                           248,371




03784.0001 #547576